GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Aug 12, 2026
Jul 10, 2026
Sep 14, 2026
Jul 31, 2026
Aug 06, 2026
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jun 12, 2015
May 29, 2015
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.332.7535
T
ABLE OF CONTENTS
Payment Detail
Page
1
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Loan Detail
Historical Loan Modification Report
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Historical Delinquency & Liquidation (Actual)
Delinquency Summary Report
REO Additional Detail
REO Status Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Delinquent Loan Detail
Supplemental Information
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
9
Page
10
Page
11
Page
12
Page
13
Page
14
Page
16
Page
17
Page
18
Page
19
Page
20
Page
23
Page
24
Page
28
Page
29
P
ARTIES TO THE TRANSACTION
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
BellOak, LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
PA
YMENT DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
X-A
X-B
A-S
B
PEZ
(1)
C
D
X-D
E
F
G
S
(2)
R
Effective
Pass-Through
Rate
1.43900%
2.72600%
3.11900%
3.38200%
3.12000%
0.00000%
0.04400%
3.77700%
4.09340%
N/A
4.13740%
3.38400%
0.75340%
4.13740%
4.13740%
4.13740%
0.00000%
0.00000%
Original
Balance
52,911,000.00
138,851,000.00
240,000,000.00
353,977,000.00
81,051,000.00
969,430,000.00
73,071,000.00
102,640,000.00
73,071,000.00
0.00
58,198,000.00
53,989,000.00
53,989,000.00
23,849,000.00
20,283,000.00
39,451,775.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
47,349,669.88
0.00
47,349,669.88
0.00
58,198,000.00
53,989,000.00
53,989,000.00
23,849,000.00
20,283,000.00
34,422,727.82
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
58,283.56
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
1,736.15
0.00
161,517.54
0.00
228,923.90
158,051.48
32,210.60
0.00
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
1,736.15
0.00
219,801.10
0.00
228,923.90
158,051.48
32,210.60
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
47,291,386.32
0.00
47,291,386.32
0.00
58,198,000.00
53,989,000.00
53,989,000.00
23,849,000.00
20,283,000.00
34,422,727.82
0.00
0.00
Exchangeable
Percent
Outstanding
100.00%
100.00%
100.00%
Totals:
1,238,271,775.00
238,091,397.70
58,283.56
582,439.68
640,723.24
0.00
238,033,114.14
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 233,909,000.00
(2) Class S is a sole beneficiary of Excess Interest

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
3.777000%
B
4.093398%
PEZ
N/A
C
4.137398%
Original
Balance
102,640,000.00
73,071,000.00
0.00
58,198,000.00
Beginning
Balance
0.00
47,349,669.88
0.00
58,198,000.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
0.00
47,291,386.32
0.00
58,198,000.00
Percent
Exchanged
0.00%
0.00%
0.00%
Totals:
233,909,000.00
105,547,669.88
0.00
0.00
0.00
0.00
105,489,386.32

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
F
ACTOR DE
T
AIL
Class
Cusip
A-1
36250GAL9
A-2
36250GAM7
A-3
36250GAN5
A-4
36250GAP0
A-AB
36250GAQ8
X-A
36250GAR6
X-B
36250GAS4
A-S
36250GAT2
B
36250GAU9
PEZ
36250GAV7
C
36250GAW5
D
36250GAX3
X-D
36250GAY1
E
36250GAA3
F
36250GAC9
G
36250GAE5
S
36250GAG0
R
36250GAJ4
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
647.99537272
0.00000000
647.99537272
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
872.52671952
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.79762916
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.02375983
0.00000000
2.21041921
0.00000000
3.93353555
2.92747567
0.59661405
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.02375983
0.00000000
3.00804836
0.00000000
3.93353555
2.92747567
0.59661405
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
647.19774356
0.00000000
647.19774356
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
872.52671952
0.00000000
0.00000000

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
A-S
B
PEZ
C
D
E
F
G
Totals:
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
47,349,669.88
0.00
58,198,000.00
53,989,000.00
23,849,000.00
20,283,000.00
34,422,727.82
238,091,397.70
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
58,283.56
0.00
0.00
0.00
0.00
0.00
0.00
58,283.56
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
47,291,386.32
0.00
58,198,000.00
53,989,000.00
23,849,000.00
20,283,000.00
34,422,727.82
238,033,114.14
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,350,421.10
5,350,421.10

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
INTEREST DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
X-A
X-B
A-S
B
PEZ
C
D
X-D
E
F
G
S
R
Totals:
Accrued
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
1,736.15
0.00
161,517.54
0.00
200,656.91
152,248.98
33,896.01
82,227.34
69,932.37
118,683.77
0.00
0.00
820,899.09
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
28,266.99
5,802.50 -
1,685.41
-82,227.34
-69,932.37
-118,683.77
0.00
0.00
-238,459.41
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-28,266.99
-5,802.50
1,685.41
82,227.34
69,932.37
118,683.77
0.00
0.00
238,459.41
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
1,736.15
0.00
161,517.54
0.00
228,923.90
158,051.48
32,210.60
0.00
0.00
0.00
0.00
0.00
582,439.68
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,330,272.80
474,905.22
1,327,916.74
1,129,361.20
3,430,458.87
0.00
0.00
8,692,914.83

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
RECONCILI
A
TION OF FUNDS
Interest
Scheduled Interest
Funds Collection
603,850.33
Fees
Master Servicing Fee
Funds Distribution
9
57.55
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance
Prepayment Premium
Other Collections
Total Collections
0.00
0.00
0.00
0.00
0.00
603,850.33
58,283.56
0.00
0.00
58,283.56
0.00
0.00
0.00
662,133.89
Trustee/Certificate Administrator Fees
CREFC Intellectual Property Royalty License Fee
Operating Advisor Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Prepayment Premium
Payments to Certificateholders
Total Distribution
561.09
103.91
290.94
12,046.22
0.00
0.00
0.00
0.00
13,959.70
0.00
7,450.95
0.00
0.00
7,450.95
582,439.68
58,283.56
0.00
0.00
640,723.24
662,133.89

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
ADDITIONAL LOAN DE
T
AIL
Mortgage Loan Stated Principal Balance
Beginning Principal Balance
Ending Principal Balance
% of Cut-Off Date Principal Balance
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
241,329,482.70
241,271,199.14
19.48%
6
1
4.1482895%
E
P&I Advances:
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
Total
Not Provided
Not Provided
530,085.64
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
Controlling Class Representative
Shrewsbury Fund
Specially Serviced Loans that are not Delinquent
Count
0
Control Termination Event
NO
Balance
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add’l Trust Expenses in Related Collection Period
0.00

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
ADDITIONAL LOAN DE
T
AIL
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Stated Principal
Count
Balance
Amount Of Any
Loan ID
Liq Proceeds
Portion Included
in Avail Funds
Totals:
Totals:
0.00
0.00

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
2
8
9
20
Ending
Scheduled
Balance
123,000,000.00
21,490,045.71
25,000,000.00
1
1,319,165.44
Ending
Unpaid
Balance
123,000,000.00
21,490,045.71
25,000,000.00
1
1,393,014.30
Comments
Initial Forbearance Period: 4/4/2025 – 7/6/2025
See CREFC Modification
T
emplate.
Initial Forbearance period: 04/06/2025 to 07/06/2026 with option to extend Forbearance Period an additional 9 months, from 07/06/2026 and expiring on 04/05/2027.
Forbearance Period: 5/6/2025-7/3/2025

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
5
5
5
5
5
5
8
8
8
76
76
76
76
76
76
76
76
76
76
76
76
Period
Aug 2024
Mar 2025
Dec 2025
Jan 2026
Apr 2026
Jul 2026
Oct 2025
Nov 2025
Jul 2026
Jun 2024
Aug 2024
Sep 2024
Oct 2024
Feb 2025
Aug 2025
Nov 2025
Dec 2025
Jan 2026
Feb 2026
Mar 2026
May 2026
Beginning
Balance of the
Loan at
Liquidation
3,317,379.88
Aggregate
Realized Loss
on Loans
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,572,263.39
1,523,365.85
1,524,494.85
1,515,768.18
1,515,968.18
1,516,666.68
1,515,968.18
1,516,468.18
1,516,304.91
Prior Realized
Loss Applied to
Certificates
A
0.00
186.00
233,140.62
240,918.56
248,696.50
241,042.36
0.00
837,019.56
23,331.52
0.00
645.95
1
1,
11
1.79
1
1,945.62
1,572,263.39
1,523,365.85
1,524,494.85
1,515,768.18
1,515,968.18
1,516,666.68
1,515,968.18
1,516,468.18
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
186.00
232,954.62
7,777.94
7,777.94
(7,654.14)
91.51
837,019.56
(813,688.04)
10,192.35
645.95
10,465.84
833.83
1,560,317.77
(48,897.54)
1,129.00
(8,726.67)
200.00
698.50
(698.50)
500.00
(163.27)
Current
Realized Loss
Applied to
Certificates*
186.00
233,140.62
240,918.56
248,696.50
241,042.36
241,133.87
837,019.56
23,331.52
33,523.87
645.95
1
1,
11
1.79
1
1,945.62
1,572,263.39
1,523,365.85
1,524,494.85
1,515,768.18
1,515,968.18
1,516,666.68
1,515,968.18
1,516,468.18
1,516,304.91
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
3
Totals:
1,516,304.91
0.00
0.00
0.00
1,790,962.65
1,790,962.65
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Aug 2026
0
Jul 2026
1
Jun 2026
0
May 2026
1
Apr 2026
0
Mar 2026
0
Feb 2026
0
0.00
0.0
%
1
1
1,343,419.28
4.7
%
0
0.00
0.0
%
1
1
1,393,014.30
4.7
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
1
1,319,165.44
4.7
%
1
0.00
0.0
%
1
1
1,368,945.38
4.7
%
1
0.00
0.0
%
1
1
1,418,362.08
4.7
%
1
1
1,442,247.43
4.7
%
1
1
1,470,167.49
4.7
%
1
21,490,045.71
8.9
%
0
21,490,045.71
8.9
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
17,648,631.18
7.3
%
1
17,682,660.90
7.3
%
1
17,718,604.73
7.3
%
1
17,752,385.28
7.3
%
1
17,788,088.81
7.4
%
1
17,821,621.93
7.4
%
1
17,861,190.65
7.4
%
1
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Jan 2026
1
123,000,000.00
50.8
%
0
0.00
0.0
%
2
33,200,312.26
13.7
%
0
0.00
0.0
%
1
17,894,463.47
7.4
%
1
42,813,356.81
17.7
%
0
0.00
0.0%
Dec 2025
0
0.00
0.0
%
1
1
1,517,465.28
4.8
%
1
21,706,451.87
9.0
%
0
0.00
0.0
%
1
17,927,617.81
7.4
%
1
42,813,356.81
17.7
%
0
0.00
0.0%
Nov 2025
2
36,542,365.62
15.1
%
1
21,706,451.87
8.9
%
0
0.00
0.0
%
0
0.00
0.0
%
1
17,962,717.42
7.4
%
1
43,502,602.91
17.9
%
0
0.00
0.0%
Oct 2025
1
Sep 2025
0
1
1,565,790.33
4.8
%
0
0.00
0.0
%
0
0.00
0.0
%
2
0.00
0.0
%
4
46,706,451.87
68,912,496.95
19.2
%
0
26.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
17,995,628.71
7.4
%
1
18,030,493.92
6.8
%
1
43,502,602.91
17.9
%
2
43,502,602.91
16.4
%
1
22,206,045.08
9.1%
5,403,259.98
2.0%
Aug 2025
1
Jul 2025
0
5,403,259.98
2.0
%
0
0.00
0.0
%
1
0.00
0.0
%
5
16,3
1
1,847.79
6.0
%
4
1
12,459,478.47
96,244,021.48
41.6
%
0
35.6
%
0
0.00
0.0
%
1
0.00
0.0
%
1
18,063,163.87
6.7
%
0
18,095,717.48
6.7
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0%
6,4
1
1,249.14
2.4%
Jun 2025
1
16,342,890.26
5.9
%
3
37,409,647.80
13.5
%
2
65,316,003.16
23.6
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
4
33,156,238.32
12.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (ACTUAL BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Aug 2026
0
Jul 2026
1
Jun 2026
0
May 2026
1
Apr 2026
0
Mar 2026
0
Feb 2026
0
0.00
0.0
%
1
1
1,393,014.30
4.7
%
0
0.00
0.0
%
1
1
1,442,247.43
4.7
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
1
1,393,014.30
4.7
%
1
0.00
0.0
%
1
1
1,442,247.43
4.7
%
1
0.00
0.0
%
1
1
1,493,860.39
4.8
%
1
1
1,517,465.28
4.8
%
1
1
1,542,365.62
4.8
%
1
21,490,045.71
8.9
%
0
21,490,045.71
8.9
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
21,706,451.87
9.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
17,648,631.18
7.3
%
1
17,682,660.90
7.3
%
1
17,718,604.73
7.3
%
1
17,752,385.28
7.3
%
1
17,788,088.81
7.4
%
1
17,821,621.93
7.4
%
1
17,861,190.65
7.4
%
1
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
42,813,356.81
17.7
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Jan 2026
1
123,000,000.00
50.8
%
0
0.00
0.0
%
2
33,296,968.79
13.8
%
0
0.00
0.0
%
1
17,894,463.47
7.4
%
1
42,813,356.81
17.7
%
0
0.00
0.0%
Dec 2025
0
0.00
0.0
%
1
1
1,590,516.92
4.8
%
1
21,706,451.87
9.0
%
0
0.00
0.0
%
1
17,927,617.81
7.4
%
1
42,813,356.81
17.7
%
0
0.00
0.0%
Nov 2025
2
36,590,516.92
15.1
%
1
21,706,451.87
8.9
%
0
0.00
0.0
%
0
0.00
0.0
%
1
17,962,717.42
7.4
%
1
42,813,356.81
17.6
%
0
0.00
0.0%
Oct 2025
1
Sep 2025
0
1
1,613,762.76
4.8
%
0
0.00
0.0
%
0
0.00
0.0
%
2
0.00
0.0
%
4
47,030,467.15
69,476,693.30
19.4
%
0
26.2
%
0
0.00
0.0
%
1
0.00
0.0
%
1
17,995,628.71
7.4
%
1
18,030,493.92
6.8
%
1
43,502,602.91
17.9
%
2
43,502,602.91
16.4
%
1
22,446,226.15
9.2%
5,425,762.86
2.0%
Aug 2025
1
Jul 2025
0
5,425,762.86
2.0
%
0
0.00
0.0
%
1
0.00
0.0
%
5
16,402,790.78
6.1
%
4
1
12,979,296.21
96,576,505.43
41.8
%
0
35.7
%
0
0.00
0.0
%
1
0.00
0.0
%
1
18,063,163.87
6.7
%
0
18,095,717.48
6.7
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0%
6,458,727.77
2.4%
Jun 2025
1
16,402,790.78
5.9
%
3
37,502,163.14
13.5
%
2
65,533,070.06
23.6
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
4
33,210,898.51
12.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
2
30 - 59 days
1
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
Current
1
4
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
148,000,000.00
61.34%
148,000,000.00
0
0.00
0.00%
0.00
1
17,648,631.18
7.31%
17,648,631.18
0
0.00
0.00%
0.00
3
165,648,631.18
1
1,319,165.44
0.00
4.69%
0.00%
1
1,393,014.30
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
1
0
11,319,165.44
0.00
0.00
21,490,045.71
0.00%
8.91%
0.00
21,490,045.71
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
1
0.00
42,813,356.81
0.00%
17.74%
0.00
42,813,356.81
0
2
0.00
64,303,402.52
180,809,211.15
74.94%
180,883,060.01
0
0.00
0.00%
0.00
1
17,648,631.18
7.31%
17,648,631.18
1
42,813,356.81
17.74%
42,813,356.81
6
241,271,199.14
121 + days
30 - 59 days
Current
68.7%
30 - 59 days
4.7%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
26.7%
Percentage*
Actual Bal
68.66%
165,648,631.18
4.69%
0.00%
11,393,014.30
0.00
0.00%
26.65%
0.00
64,303,402.52
100.00%
Total:
100.0%
241,345,048.00
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
REO ADDITIONAL DE
T
AIL
Mortgage Property That Became REO Property During Related Prepayment Period
Stated Principal
Loan ID
Balance
Unpaid Principal
Balance
Most Recent
Appraisal Value
Date Appraisal
Performed
Totals
:

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
REO ADDITIONAL DE
T
AIL
REO Property Sold Or Disposed During Related Prepayment Period
Liq Proceeds
and Other
Loan ID
Amounts Rec’d
Portion of Liq
Proceeds in
Available Funds
Balance of
of Excess Liq
Proceeds Acct
Totals
:

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
REO S
TA
TUS REPORT
Loan ID
5
State
City
MO
Saint Louis
Property Type
Office
Book Value
50,950,000.00
Ending
Scheduled Loan
42,813,356.81
REO Date
07/16/2025
Total Exposure
43,346,658.46
Appraisal Value
6,400,000.00
Appraisal
Date
1
1/20/2025
Date Asset
Expected to
be Resolved
or Foreclosed
07/31/2026
REO Revenue
and Other
Amounts
Type *
957,526.00
76
IN
Indianapolis
Office
3,975,000.00
0.00
10/20/2023
0.00
0.00
0.00
6
Count:
2
Totals:
54,925,000.00
42,813,356.81
43,346,658.46
6,400,000.00
957,526.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
76
Liquidation
Month
Oct 2024
Liquidation /
Prepayment
Code *
6
Current Beginning
Scheduled Balance
3,317,379.88
Most Recent Value **
2,130,000.00
Net Proceeds Received
on Liquidation
3,802,374.55
Liquidation Expense
972,670.55
Net Proceeds Available
for Distribution
2,829,704.00
Realized Loss to Trust
1,516,304.91
Count:
1
Totals:
3,317,379.88
2,130,000.00
3,802,374.55
972,670.55
2,829,704.00
1,516,304.91
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
2
5
8
9
12
20
Count:
Totals:
123,000,000.00
42,813,356.81
21,490,045.71
25,000,000.00
17,648,631.18
1
1,319,165.44
6
241,271,199.14
854.17
9,216.76
4,626.33
-5,208.33
1
15.30
2,441.99
12,046.22
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,146.39
0.00
0.00
0.00
0.00
5,304.56
7,450.95
0.00
0.00
0.00
143,895.81
0.00
86,125.59
0.00
0.00
0.00
0.00
0.00
0.00
0.00
230,021.40
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
70.05
0.00
35.16
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105.21
Total Interest Shortfall hitting the Trust:
249,623.78
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
2
5
12
20
Paid Through
Date
07/06/2026
05/06/2025
08/06/2026
05/06/2026
ARA (Appraisal
Reduction Amount)
19,795,132.13
38,487,927.61
7,098,616.12
1,430,925.29
ARA Date
10/06/2025
03/06/2026
02/06/2026
06/08/2026
Most Recent Value
341,200,000.00
6,400,000.00
40,000,000.00
10,300,000.00
Most Recent
Valuation Date
08/08/2025
1
1/20/2025
10/17/2025
10/23/2025
Most Recent Net
ASER Amount
2,146.39
0.00
0.00
5,304.56
Cumulative ASER
Amount
66,538.31
0.00
0.00
15,742.56
Count:
4
Totals:
66,812,601.15
397,900,000.00
7,450.95
$82,280.87

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Mixed Use
TX
05/06/25
02/06/25
2
Office
1
1/24/24
WA
04/04/25
N
123,000,000.00
3.909
413,975.29
0.00
07/06/26
0.00
5
413,975.29
0.00
0.00
12/31/25
3
Lodging
4
Lodging
4A
Lodging
TX
05/06/25
XX
04/06/20
XX
04/06/20
05/06/25
02/06/20
12/05/19
5
Office
05/10/23
MO
05/06/25
N
42,813,356.81
3.910
0.00
0.00
05/06/25
0.00
5
0.00
0.00
0.00
6
Multifamily
7
Multifamily
P
A
10/06/24
OH
04/06/25
10/06/24
01/06/25
8
Lodging
9
Mixed Use
03/07/25
CA
04/07/25
CA
03/06/25
N
04/06/25
N
21,490,045.71
4.661
25,000,000.00
3.920
0.00
0.00
84,388.89
0.00
12/06/25
08/06/26
0.00
5
0.00
0.00
4
84,388.89
0.00
1.15
0.00
2.28
09/30/25
12/31/25
10
Retail
1
1
Mixed Use
OH
05/06/25
CA
04/06/20
05/06/25
04/06/20
12
Retail
12/26/24
NY
04/06/25
N
17,648,631.18
4.150
97,220.67
0.00
08/06/26
0.00
4
63,190.95
0.00
1.32
09/30/25
13
Lodging
14
Retail
15
Lodging
16
Retail
17
Multifamily
18
Multifamily
19
Multifamily
NY
05/06/25
NY
05/06/25
FL
04/06/25
CA
04/06/25
GA
04/06/25
XX
04/06/25
DC
05/06/25
05/06/25
10/06/25
04/06/25
04/06/25
01/06/25
04/06/25
05/15/25
20
Office
09/15/25
NJ
05/06/25
N
1
1,319,165.44
4.330
66,549.04
0.00
05/06/26
0.00
5
42,295.20
0.00
1.53
12/31/25
21
Multifamily
22
Mixed Use
23
Self Storage
24
Multifamily
25
Multifamily
26
Retail
27
Retail
28
Multifamily
29
Lodging
30
Multifamily
31
Retail
32
Multifamily
33
Retail
34
Multifamily
35
Self Storage
36
Self Storage
37
Multifamily
38
Retail
39
Industrial
40
Retail
MI
04/06/25
CA
04/06/25
CA
05/06/25
OK
04/06/25
OH
04/06/25
FL
05/06/25
XX
05/06/25
OH
05/06/25
LA
03/06/25
MI
04/06/25
XX
03/06/25
TX
05/06/25
TN
04/06/20
TX
05/06/25
GA
03/06/25
GA
03/06/25
TX
05/06/25
IL
05/06/25
TX
05/06/25
OH
04/06/25
01/06/25
04/06/25
01/06/25
04/06/25
01/06/25
06/06/25
05/06/25
05/06/25
04/06/25
04/06/25
12/06/24
02/06/25
03/06/20
02/06/25
01/06/25
03/06/25
02/06/25
05/07/25
03/06/25
06/10/25

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
41
Retail
42
Multifamily
43
Multifamily
44
Multifamily
45
Office
46
Retail
47
Retail
48
Retail
49
Multifamily
50
Mobile Home
51
Retail
52
Office
53
Retail
54
Retail
55
Multifamily
56
Multifamily
57
Retail
58
Retail
59
Retail
60
Self Storage
61
Retail
62
Retail
63
Self Storage
64
Retail
65
Self Storage
66
Retail
67
Lodging
68
Retail
69
Industrial
70
Multifamily
71
Lodging
72
Multifamily
73
Retail
74
Retail
75
Mixed Use
76
Office
77
Mobile Home
78
Retail
79
Retail
80
Multifamily
81
Multifamily
CA
05/06/25
TX
04/06/20
FL
04/06/25
OH
05/06/25
V
A
04/06/25
KY
04/06/25
CA
03/06/25
V
A
05/06/25
V
A
04/06/25
P
A
05/06/25
CO
05/06/25
P
A
03/06/25
SC
05/06/25
CA
04/06/25
CO
05/06/25
SC
04/06/25
AL
04/06/25
SC
05/06/25
SC
05/06/25
MI
03/06/25
TX
04/06/25
GA
04/06/25
MI
03/06/25
NC
05/06/25
MI
03/06/25
AZ
05/06/25
FL
04/06/25
NC
04/06/25
MI
03/06/26
MI
05/06/25
NY
05/06/20
MI
04/06/25
NC
05/06/25
AL
04/06/25
NY
04/06/25
IN
04/06/25
P
A
05/06/25
NC
05/06/25
GA
05/06/25
TX
04/06/20
NY
05/06/25
05/06/25
10/06/19
04/06/25
08/06/19
10/06/25
04/06/25
03/06/25
05/06/25
04/07/25
04/06/25
06/06/25
12/06/24
09/06/25
04/06/25
05/07/25
04/06/25
01/06/25
04/06/25
01/06/25
1
1/06/24
02/06/25
04/06/25
1
1/06/24
05/16/25
1
1/06/24
05/06/25
01/06/25
04/06/25
12/06/24
02/06/25
12/23/20
04/06/25
05/06/25
04/06/25
01/18/22
04/06/26
04/06/25
05/06/25
05/06/25
01/06/20
02/06/25

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
82
Mixed Use
83
Mobile Home
84
Retail
85
Self
Storage
86
Self
Storage
87
Retail
88
Self Storage
89
Multifamily
FL
05/06/25
CO
04/06/20
KY
05/06/25
MI
03/06/25
CA
05/06/25
NC
05/06/25
MI
03/06/25
MI
04/06/25
05/06/25
04/28/20
02/06/22
1
1/06/24
05/06/25
05/06/25
1
1/06/24
04/06/25
Count:
90
Totals:
241,271,199.14
662,133.89
0.00
0.00
603,850.33
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

10M to 14.9M
15M to 19.9M
20M to 24.9M
25M to 29.9M
40M to 44.9M
120M to 124.9M
3
.
750%
-
3
.
990%
4
.
000%
-
4
.
240%
4
.
250%
-
4
.
490%
4
.
500%
-
4
.
740%
GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
60
Count
10M to 14.9M
1
15M to 19.9M
1
20M to 24.9M
1
25M to 29.9M
1
40M to 44.9M
1
120M to 124.9M
1
Total
6
Balance ($)
$1
1,319,165.44
$17,648,631.18
$21,490,045.71
$25,000,000.00
$42,813,356.81
$123,000,000.00
$241,271,199.14
%
50
4.69%
7.31%
40
8.91%
10.36%
30
17.74%
50.98%
20
100.00%
10
0
Gross Rate
80
3.750%
-
3.990%
4.000%
-
4.240%
4.250%
-
4.490%
4.500% - 4.740%
Total
Count
Balance ($)
3
$190,813,356.81
1
$17,648,631.18
1
$1
1,319,165.44
1
$21,490,045.71
6
$241,271,199.14
70
%
79.09%
60
7.31%
4.69%
50
8.91%
100.00%
40
30
Total Weighted Average Rate: 4.01%
20
10
0

WASHINGTON
CALIFORNIA
MISSOURI
NEW YORK
NEW JERSEY
GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
WASHINGTON
CALIFORNIA
MISSOURI
NEW YORK
NEW JERSEY
Count
Balance ($)
%
1
$123,000,000.00
50.98%
2
$46,490,045.71
19.27%
1
$42,813,356.81
17.74%
1
$17,648,631.18
7.31%
1
$1
1,319,165.44
4.69%
60
Total
6
$241,271,199.14
100.00%
50
40
30
20
10
0
Property
T
ype
Lodging
Mixed Use
Office
Retail
Count
1
1
3
1
Balance ($)
%
$21,490,045.71
8.91%
$25,000,000.00
10.36%
$177,132,522.25
73.42%
$17,648,631.18
7.31%
Retail
Lodging
7.3
8.9
Mixed Use
10.4
Lodging
8.9%
Mixed Use
10.4%
Office
73.4%
Retail
7.3%
Total
6
$241,271,199.14
100.00%
Total:
100.0%
Office
73.4

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
Count
Balance ($)
%
80
135 - 137
6
Total
6
Total Weighted Average Seasoning: 136
$241,271,199.14
100.00%
$241,271,199.14
100.00%
60
40
20
0
135 - 137
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
6
$241,271,199.14
100.00%
6
$241,271,199.14
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

-1.00 - -0.51
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
Not Avail.
GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
MORTGAGE LOAN CHARACTERISTICS
DSCR
60
50
Count
Balance ($)
%
-1.00 - -0.51
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
Not Avail.
1
$42,813,356.81
17.74%
40
2
$39,138,676.89
16.22%
1
$1
1,319,165.44
4.69%
30
1
$25,000,000.00
10.36%
20
1
$123,000,000.00
50.98%
Total
6
$241,271,199.14
100.00%
10
Total Weighted Average DSCR: 0.33
0
Amortization
T
ype
Amortizing Balloon
Other
Count
Balance ($)
%
1
$21,490,045.71
8.91%
5
$219,781,153.43
91.09%
Amortizing Balloon
8.91%
Total
6
$241,271,199.14
100.00%
Amortizing Balloon
8.91%
Other
91.09%
Total:
100.00%
Other
91.09%

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
DELINQUENT LOAN DE
T
AIL
Loan ID
2
5
8
9
20
Paid Thru
Date
07/06/2026
05/06/2025
12/06/2025
08/06/2026
05/06/2026
Current
P&I
Advances**
413,445.71
0.00
0.00
84,281.25
66,500.20
Outstanding
P&I
Advances***
346,907.40
0.00
0.00
0.00
183,178.24
Outstanding
Servicing
Advances
0.00
529,583.56
51,764.50
22,385.50
22,555.84
Loan
Special
Status
Servicer
Code*
Transfer Date
5
1
1/24/2024
5
05/10/2023
5
03/07/2025
4
04/07/2025
5
09/15/2025
Foreclosure
Date
Bankruptcy
Date
Reo
Date
07/16/2025
Resolution
Strategy Code
1
7
98
1
98
Count:
5
T
otals:
564,227.16
530,085.64
626,289.40
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure
11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

GS Mortgage Securities
T
rust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
August 2026
SUPPLEMEN
T
AL INFORM
A
TION
Notice Date
May 01, 2018
Notes
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s Website
;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.